Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Derivative Financial Instruments (Tables) [Abstract]
Fair value of derivative instruments

	July 31, 2011			April 30, 2011
	Other	Other	Other	Other	Other	Other
	Current	Noncurrent	Current	Current	Current	Noncurrent
	Assets	Assets	Liabilities	Assets	Liabilities	Liabilities

Derivatives designated as hedging
instruments:
Commodity contracts	$914	$0	$598	$3,408	$0	$0
Interest rate contract	7,919	10,569	0	5,423	0	1,384

Total derivatives designated as hedging instruments	$8,833	$10,569	$598	$8,831	$0	$1,384

Derivatives not designated as hedging
instruments:
Commodity contracts	$13,092	$0	$4,181	$9,887	$5,432	$0
Foreign currency exchange contracts	186	29	1,963	317	3,204	0

Total derivatives not designated as hedging instruments	$13,278	$29	$6,144	$10,204	$8,636	$0

Total derivatives instruments	$22,111	$10,598	$6,742	$19,035	$8,636	$1,384

The following table sets forth the fair value of derivative instruments as recognized in the Consolidated Balance Sheets at April 30, 2011 and 2010.

	April 30, 2011			April 30, 2010
	Other	Other	Other	Other	Other
	Current	Current	Noncurrent	Current	Current
	Assets	Liabilities	Liabilities	Assets	Liabilities

Derivatives designated as hedging instruments:
Commodity contracts	$3,408	$0	$0	$1,874	$9
Interest rate contract	5,423	0	1,384	0	0

Total derivatives designated as hedging instruments	$8,831	$0	$1,384	$1,874	$9

Derivatives not designated as hedging instruments:
Commodity contracts	$9,887	$5,432	$0	$2,414	$599
Foreign currency exchange contracts	317	3,204	0	0	830

Total derivatives not designated as hedging instruments	$10,204	$8,636	$0	$2,414	$1,429

Total derivative instruments	$19,035	$8,636	$1,384	$4,288	$1,438

The Company has elected to not offset fair value amounts recognized for commodity derivative instruments and its cash margin accounts executed with the same counterparty. The Company maintained cash margin accounts of $12,292 and $5,714 at April 30, 2011 and 2010, respectively, that are included in other current assets in the Consolidated Balance Sheets.

Gains and losses recognized on derivatives designated as cash flow hedges

	Three Months Ended July 31,
	2011	2010

(Losses) gains recognized in other comprehensive (loss) income (effective portion)	$(6,014)	$8,931
Gains (losses) reclassified from accumulated other comprehensive (loss) income to cost of products sold (effective portion)	6,108	(37)

Change in accumulated other comprehensive (loss) income	$(12,122)	$8,968

(Losses) gains recognized in cost of products sold (ineffective portion)	$(121)	$171

The following table presents information on gains recognized on derivatives designated as cash flow hedges, all of which hedge commodity price risk.

	Year Ended April 30,
	2011	2010

Gains recognized in other comprehensive income (effective portion)	$21,082	$6,029
Gains reclassified from accumulated other comprehensive income (loss) to cost of products sold (effective portion)	14,780	5,395

Change in accumulated other comprehensive income (loss)	$6,302	$634

Gains recognized in cost of products sold (ineffective portion)	$611	$200

Included as a component of accumulated other comprehensive income (loss) at April 30, 2011 and 2010, were deferred pre-tax gains of $9,430 and $3,128, respectively. The related tax impact recognized in accumulated other comprehensive income (loss) was $3,430 and $1,134 at April 30, 2011 and 2010, respectively. The entire amount of the deferred gain included in accumulated other comprehensive income (loss) at April 30, 2011, is expected to be recognized in earnings within one year as the related inventory is sold.

Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments

	Three Months Ended
	July 31,
	2011	2010

Gains on commodity contracts	$13,697	$4,393
Gains on foreign currency exchange contracts	85	477

Gains recognized in cost of products sold (derivatives not designated as hedging instruments)	$13,782	$4,870

The following table presents the realized and unrealized losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments.

	Year Ended April 30,
	2011	2010

Losses on commodity contracts	$3,994	$2,384
Losses on foreign currency exchange contracts	3,290	7,234

Losses recognized in cost of products sold (derivatives not designated as hedging instruments)	$7,284	$9,618

Outstanding derivative contracts

	July 31, 2011	April 30, 2011

Commodity contracts	$965,726	$869,107
Foreign currency exchange contracts	100,602	73,158
Interest rate contract	376,000	376,000

The following table presents the gross contract notional value of outstanding derivative contracts at April 30, 2011 and 2010.

	April 30,
	2011	2010

Commodity contracts	$869,107	$323,351
Foreign currency exchange contracts	73,158	45,295
Interest rate contract	376,000	0